Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
(8)       Stockholders' Equity

Capital Stock and Class B Capital Stock have the same rights except as follows: Class B Capital Stock has voting rights of ten votes per share and restricted transferability; Class B Capital Stock is convertible at all times into Capital Stock on a share-for-share basis; and Capital Stock has one vote per share and is freely transferable.